Financial assets and liabilities - Currency Exposures Narrative (Details) $ in Millions, $ in Millions	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Feb. 15, 2024 CAD ($)	Feb. 15, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Series US-9 Notes
Disclosure of detailed information about hedges [line items]
Notional amount			$ 942	$ 700
Series US-10 Notes
Disclosure of detailed information about hedges [line items]
Notional amount			1,009	$ 750
Fair value hedge | Series US-10 Notes
Disclosure of detailed information about hedges [line items]
Notional amount			$ 336
Interest rate swap | Series US-10 Notes | Maturing in 2054
Disclosure of detailed information about hedges [line items]
Notional amount	$ 336
Currency risk
Disclosure of detailed information about hedges [line items]
Percentage of possible change in risk variable	10.00%	10.00%
Currency risk | Series US-9 Notes
Disclosure of detailed information about hedges [line items]
Financial liabilities, at fair value	$ 5
Currency risk | Series US-10 Notes
Disclosure of detailed information about hedges [line items]
Financial liabilities, at fair value	7
Currency risk | Interest rate swap | Maturing in 2026
Disclosure of detailed information about hedges [line items]
Notional amount	324	$ 240
Currency risk | Interest rate swap | Series US-9 Notes | Maturing In 2034
Disclosure of detailed information about hedges [line items]
Notional amount	942	700
Currency risk | Interest rate swap | Series US-10 Notes
Disclosure of detailed information about hedges [line items]
Notional amount					$ 644
Currency risk | Interest rate swap | Series US-10 Notes | Maturing in 2054
Disclosure of detailed information about hedges [line items]
Notional amount	1,009	$ 750
Currency risk | Interest rate swap | Fair value hedge
Disclosure of detailed information about hedges [line items]
Financial assets, at fair value	4
Currency risk | Top of range
Disclosure of detailed information about hedges [line items]
Reasonably possible change in risk variable impact on net earnings	12
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)	130
Currency risk | Bottom of range
Disclosure of detailed information about hedges [line items]
Reasonably possible change in risk variable impact on net earnings	44
Reasonably possible change in risk variable, impact on net earnings from continuing operations	$ 119